Shareholder Fees {- Fidelity® Series Stock Selector Large Cap Value Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Series Stock Selector Large Cap Value Fund Series PRO-10 | Fidelity® Series Stock Selector Large Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none